Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Cash collateral	$ 4,270	$ 5,849
Accumulated gain/ (loss) from Derivatives designated as Hedging instruments	$ 4,001	$ 17,175